PROPERTY AND EQUIPMENT (Table)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT (Table)
Summary Of Property Plant And Equipment
December 31, 2020
Robotics and testing equipment	$46,200
Office furniture and equipment	1,525
47,725
Accumulated depreciation	(7,340)
Net property and equipment disposed	(40,385)
Property and equipment, net	$0